Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 102,492,810.00
Total Fee Amount	14,154.26
Total Offset Amount	0.00
Net Fee	$ 14,154.26
Offering Table N/A
Offset Table N/A	N/A